Pioneer Multi-Asset Income Fund

Schedule of Investments | April 30, 2019

Ticker Symbols:
Class A PMAIX
Class C PMACX
Class K PMFKX
Class R PMFRX
Class Y PMFYX

Schedule of Investments | 4/30/19  (unaudited)

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	Shares		Value
		UNAFFILIATED ISSUERS - 98.2%
		COMMON STOCKS - 45.8% of Net Assets
		Auto Components - 0.3%
	154,100	Bridgestone Corp.	$6,097,846
		Total Auto Components	$6,097,846
		Banks - 8.1%
	8,993,618	Abu Dhabi Commercial Bank PJSC	$24,190,939
	26,733,000	Agricultural Bank of China, Ltd.	12,335,922
	595,268	Bank of America Corp.	18,203,295
	261,058	BNP Paribas SA	13,899,679
	222,675	Hana Financial Group, Inc.	7,040,320
	984,933	ING Groep NV	12,550,575
	171,014	JPMorgan Chase & Co.	19,846,175
	196,173	KB Financial Group, Inc.	7,786,716
	10,844,126	Lloyds Banking Group Plc	8,846,504
	3,358,700	Mitsubishi UFJ Financial Group, Inc.	16,587,625
	444,564	Woori Financial Group, Inc.	5,290,019
		Total Banks	$146,577,769
		Capital Markets - 2.6%
	342,281	Blackstone Group LP	$13,506,408
	539,794(a)	Credit Suisse Group AG	7,206,438
	560,668	Morgan Stanley	27,052,231
		Total Capital Markets	$47,765,077
		Chemicals - 0.8%
	2,117,467	Chevron Lubricants Lanka Plc	$733,062
	27,680	LG Chem, Ltd.	8,585,121
	524,800	Tokai Carbon Co., Ltd.	6,028,283
		Total Chemicals	$15,346,466
		Consumer Finance - 0.3%
	112,704,700(a)	BFI Finance Indonesia Tbk PT	$5,299,098
		Total Consumer Finance	$5,299,098
		Diversified Telecommunication Services - 2.8%
	1,186,200	AT&T, Inc.	$36,724,752
	1,166,360	CenturyLink, Inc.	13,319,831
		Total Diversified Telecommunication Services	$50,044,583
		Electrical Equipment - 1.1%
	1,438,900	Mitsubishi Electric Corp.	$20,444,023
		Total Electrical Equipment	$20,444,023
		Entertainment - 0.2%
	92,556	Viacom, Inc., Class B	$2,675,794
		Total Entertainment	$2,675,794
		Equity Real Estate Investment Trusts ( REITs) - 2.9%
	277,744(a)	alstria office REIT-AG	$4,356,958
	362,779	CoreCivic, Inc.	7,549,431
	29,557	Digital Realty Trust, Inc.	3,479,154
	1,100	Japan Hotel Real Estate Investment Corp.	896,044
	204,615	Lar Espana Real Estate Socimi SA	1,604,893
	10,697,400	Mapletree Industrial Trust	16,205,202
	8,419,530	Mapletree Logistics Trust	9,163,441
	1,050,173	Primary Health Properties Plc	1,799,149
	92,173	Spirit Realty Capital, Inc.	3,729,320
	121,168	Wereldhave NV	3,102,667
		Total Equity Real Estate Investment Trusts ( REITs)	$51,886,259
		Food & Staples Retailing - 0.2%
	62,523	Walgreens Boots Alliance, Inc.	$3,349,357
		Total Food & Staples Retailing	$3,349,357
		Food Products - 0.1%
	31,238	Bakkafrost P/F	$1,604,382
		Total Food Products	$1,604,382
		Household Durables - 0.5%
	322,191	Persimmon Plc	$9,392,824
		Total Household Durables	$9,392,824
		Independent Power and Renewable Electricity Producers - 0.2%
	12,556,000	Huaneng Renewables Corp., Ltd.	$3,617,222
		Total Independent Power and Renewable Electricity Producers	$3,617,222
		Insurance - 2.9%
	74,146	Allianz SE	$17,871,193
	208,823	AXA SA	5,563,935
	1,207,000	Ping An Insurance Group Co. of China, Ltd.	14,531,973
	142,912	Progressive Corp.	11,168,573
	11,013	Zurich Insurance Group AG	3,512,441
		Total Insurance	$52,648,115
		Leisure Products - 0.3%
	4,830,500	Honma Golf, Ltd. (144A)	$4,821,356
		Total Leisure Products	$4,821,356
		Machinery - 0.4%
	137,687	ANDRITZ AG	$6,566,190
		Total Machinery	$6,566,190
	Shares		Value
		Marine - 0.0%†
	156,960	Fjord1 ASA (144A)	$764,292
		Total Marine	$764,292
		Metals & Mining - 1.4%
	793,718	Antofagasta Plc	$9,396,434
	2,528,295	Magnitogorsk Iron & Steel Works PJSC	1,728,898
	182,878	Nucor Corp.	10,436,847
	226,963	Severstal PJSC	3,670,067
		Total Metals & Mining	$25,232,246
		Mortgage Real Estate Investment Trusts (REITs) - 0.2%
	209,483	New Residential Investment Corp.	$3,521,409
		Total Mortgage Real Estate Investment Trusts (REITs)	$3,521,409
		Oil, Gas & Consumable Fuels - 11.8%
	205,446	Andeavor Logistics LP	$6,888,604
	357,300	BP Plc	2,604,089
	634,037(a)	BW LPG, Ltd. (144A)	2,903,571
	104,897	CVR Energy, Inc.	4,784,352
	1,717,831	Energy Transfer LP	25,973,605
	624,801	Enterprise Products Partners LP	17,888,053
	107,800	Idemitsu Kosan Co., Ltd.	3,490,224
	598,324	Marathon Petroleum Corp.	36,419,982
	272,624	MPLX LP	8,794,850
	3,072,851	Rosneft Oil Co. PJSC (G.D.R.)	20,440,605
	1,486,022	Royal Dutch Shell Plc	47,489,410
	72,465	Tallgrass Energy LP	1,749,305
	536,146	TOTAL SA	29,806,738
	130,879	Western Midstream Partners LP	4,133,159
		Total Oil, Gas & Consumable Fuels	$213,366,547
		Pharmaceuticals - 3.1%
	990,448	GlaxoSmithKline Plc	$20,318,039
	202,511	Novartis AG	16,541,612
	485,614	Pfizer, Inc.	19,720,785
		Total Pharmaceuticals	$56,580,436
		Real Estate Management & Development - 1.0%
	2,046,800	Guangzhou R&F Properties Co., Ltd.	$4,064,978
	585,000	Henderson Land Development Co., Ltd.	3,601,790
	3,236,500	KWG Group Holdings, Ltd.	3,787,334
	1,054,000	Shimao Property Holdings, Ltd.	3,211,100
	72,304	TAG Immobilien AG	1,625,892
	589,410(a)	Vinhomes JSC (144A)	2,328,283
		Total Real Estate Management & Development	$18,619,377
		Software - 0.5%
	67,659	Microsoft Corp.	$8,836,265
		Total Software	$8,836,265
		Specialty Retail - 0.3%
	87,344	Foot Locker, Inc.	$4,996,950
		Total Specialty Retail	$4,996,950
		Technology Hardware, Storage & Peripherals - 2.4%
	169,449	Apple, Inc.	$34,003,331
	123,140	NetApp, Inc.	8,970,749
		Total Technology Hardware, Storage & Peripherals	$42,974,080
		Textiles, Apparel & Luxury Goods - 0.1%
	82,460	Tapestry, Inc.	$2,660,984
		Total Textiles, Apparel & Luxury Goods	$2,660,984
		Trading Companies & Distributors - 0.3%
	16,640,800	AKR Corporindo Tbk PT	$5,196,601
		Total Trading Companies & Distributors	$5,196,601
		Wireless Telecommunication Services - 1.0%
	9,782,505	Vodafone Group Plc	$18,111,290
		Total Wireless Telecommunication Services	$18,111,290
		TOTAL COMMON STOCKS
		(Cost $802,939,871)	$828,996,838
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 2.7% of Net Assets
	700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	$719,239
	2,368,793	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	2,403,393
	1,173,476	Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (144A)	1,199,648
	862,248	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	857,879
	3,500,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	3,557,010
	2,500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	2,484,082
	816,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/23 (144A)	824,496
	38,158(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	9,766
	2,500,000	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	2,552,226
	2,500,000(c)	Home Partners of America Trust, Series 2016-2, Class E, 6.254% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,500,774
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	1,100,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 5.124% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	$1,101,648
	2,200,000(c)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.473% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	2,187,434
	5,000,000(b)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	4,993,045
	1,677,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	1,687,919
	936,552(c)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.177% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	936,550
	936,552(c)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.477% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	936,549
	2,000,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	1,989,508
	5,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	4,997,586
	500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	500,000
	811,603	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	811,760
	741,878	SoFi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	743,264
	3,500,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class B, 3.96%, 11/26/27 (144A)	3,577,312
	2,469,505	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	2,471,509
	1,750,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,777,419
	641,493	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	641,144
	2,000,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	2,015,813
		TOTAL ASSET BACKED SECURITIES
		(Cost $48,280,251)	$48,476,973
		COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2% of Net Assets
	67,084(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	$66,759
	4,500,000(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.077% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	4,520,265
	1,797,768(c)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.773% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	1,800,018
	1,700,000(c)	BX Trust, Series 2017-APPL, Class B, 3.623% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	1,696,801
	6,375,000(c)	BX Trust, Series 2017-SLCT, Class B, 3.673% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	6,374,210
	1,905,023(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	1,931,427
	2,800,000(c)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.443% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	2,793,861
	4,000,000(c)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.823% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	4,001,155
	5,000,000(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.927% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	5,097,018
	2,450,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.777% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	2,493,993
	1,470,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 6.577% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	1,512,810
	2,080,000(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.177% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	2,079,996
	2,700,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.984% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,699,946
	2,000,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 5.027% (1 Month USD LIBOR + 255 bps), 12/25/30	2,032,975
	2,700,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA1, Class B2, 13.227% (1 Month USD LIBOR + 1,075 bps), 1/25/49 (144A)	2,936,287
	2,790,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 12.977% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	2,952,549
	1,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.727% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	1,071,219
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.827% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	3,050,831
	1,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.731% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	1,000,000
	5,000,000(b)	FREMF Mortgage Trust, Series 2014-K716, Class B, 4.08%, 8/25/47 (144A)	5,097,648
	25,486	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	17,838
	186,291	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	40,317
	210,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	128,538
	4,300,000	GS Mortgage Securities Trust, Series 2015-GC34, Class A2, 2.075%, 10/10/48	4,260,502
	4,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.202%, 2/10/29 (144A)	4,031,462
	1,000,000(c)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.573% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	983,108
	2,930,000(c)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.773% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	2,936,943
	1,040,000(c)	Home Re, Ltd., Series 2018-1, Class M1, 4.077% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,039,335
	2,000,000(c)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 6.024% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	1,997,064
	3,918,375(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	3,905,927
	3,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 4.027% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	2,992,451
	3,000,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	3,035,182
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,500,000(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.877% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	$3,509,613
	2,811,828	ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.39%, 2/27/51 (144A)	2,797,862
	1,175,499(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	1,168,067
	4,050,401(c)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class B, 3.574% (1 Month USD LIBOR + 110 bps), 11/11/34 (144A)	4,045,279
	1,617,575(b)	Verus Securitization Trust, Series 2017-1A, Class A3, 3.716%, 1/25/47 (144A)	1,624,806
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $93,397,578)	$93,724,062
		CORPORATE BONDS - 16.9% of Net Assets
		Advertising - 0.2%
	3,444,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,910,180
		Total Advertising	$2,910,180
		Aerospace & Defense - 0.2%
	915,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$918,431
	3,372,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,393,075
		Total Aerospace & Defense	$4,311,506
		Auto Parts & Equipment - 0.4%
	5,468,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$5,468,000
	1,890,000	Titan International, Inc., 6.5%, 11/30/23	1,814,400
		Total Auto Parts & Equipment	$7,282,400
		Banks - 2.4%
	2,614,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$2,319,925
	8,650,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	8,755,530
	8,676,000(b)(d)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	9,003,519
	2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,730,200
	8,125,000(b)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	8,846,094
	2,350,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,526,250
	8,600,000(b)(d)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	8,965,242
		Total Banks	$43,146,760
		Building Materials - 0.6%
	4,319,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$4,281,209
	4,425,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	4,436,062
	2,627,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	2,715,661
		Total Building Materials	$11,432,932
		Chemicals - 0.8%
	4,008,000	CF Industries, Inc., 5.375%, 3/15/44	$3,668,122
	4,769,000	Chemours Co., 7.0%, 5/15/25	5,043,217
	2,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	2,066,900
	2,312,000	OCI NV, 6.625%, 4/15/23 (144A)	2,407,948
	2,736,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	2,660,760
		Total Chemicals	$15,846,947
		Coal - 0.2%
	4,190,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$4,226,662
		Total Coal	$4,226,662
		Commercial Services - 0.6%
	2,642,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$2,602,370
	2,348,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	2,418,440
	2,623,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	2,472,702
	3,746,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	3,961,395
		Total Commercial Services	$11,454,907
		Computers - 0.1%
	1,540,000	NCR Corp., 6.375%, 12/15/23	$1,582,350
		Total Computers	$1,582,350
		Distribution & Wholesale - 0.1%
	1,570,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	$1,570,000
		Total Distribution & Wholesale	$1,570,000
		Diversified Financial Services - 0.5%
	175,000	Citigroup Global Markets Holdings, Inc., 7.34%, 5/6/20 (144A)	$5,430,845
	1,915,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	1,917,394
	1,605,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	1,580,443
		Total Diversified Financial Services	$8,928,682
		Electric - 0.1%
	2,568,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$2,625,780
	28,000	Talen Energy Supply LLC, 4.6%, 12/15/21	27,020
		Total Electric	$2,652,800
		Entertainment - 0.6%
	3,419,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$3,504,475
	1,505,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	1,582,229
	4,396,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,555,355
	1,678,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,766,095
		Total Entertainment	$11,408,154
		Environmental Control - 0.6%
	4,375,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$4,254,688
	2,530,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	2,635,653
	Principal Amount USD ($)		Value
		Environmental Control - (continued)
	3,342,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$3,383,775
		Total Environmental Control	$10,274,116
		Food - 0.3%
	1,850,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$1,956,375
	1,350,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	1,242,000
	920,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	983,250
		Total Food	$4,181,625
		Forest Products & Paper - 0.2%
	4,236,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$4,352,490
		Total Forest Products & Paper	$4,352,490
		Healthcare-Services - 0.2%
	1,600,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	$1,701,500
	2,297,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	2,360,168
		Total Healthcare-Services	$4,061,668
		Home Builders - 0.7%
	3,921,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$3,538,703
	500,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	522,500
	4,258,000	KB Home, 7.625%, 5/15/23	4,694,445
	2,810,000	Lennar Corp., 4.75%, 11/29/27	2,864,654
		Total Home Builders	$11,620,302
		Home Furnishings - 0.1%
	1,651,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$1,642,662
		Total Home Furnishings	$1,642,662
		Insurance - 0.0%†
	750,000(c)	Spectrum Capital, Ltd., 8.335% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	$734,400
		Total Insurance	$734,400
		Iron & Steel - 0.2%
	3,397,000	Commercial Metals Co., 5.375%, 7/15/27	$3,346,045
		Total Iron & Steel	$3,346,045
		Machinery-Diversified - 0.2%
	2,886,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$3,102,450
		Total Machinery-Diversified	$3,102,450
		Media - 0.4%
	3,265,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	$3,513,956
	4,010,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	4,132,826
	445,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	447,225
		Total Media	$8,094,007
		Mining - 0.4%
	3,675,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$3,440,719
	2,379,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,468,213
	1,265,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	1,315,600
	530,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	561,800
		Total Mining	$7,786,332
		Miscellaneous Manufacturers - 0.0%†
	597,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$600,731
		Total Miscellaneous Manufacturers	$600,731
		Oil & Gas - 1.1%
	748,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	$723,690
	1,275,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 4/15/23	1,157,063
	765,000	Chesapeake Energy Corp., 8.0%, 1/15/25	774,563
	2,529,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,054,813
	2,523,000	Gulfport Energy Corp., 6.0%, 10/15/24	2,212,368
	305,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	289,274
	2,355,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	2,363,831
	1,515,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,558,556
	1,950,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	1,911,488
	3,231,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	3,166,380
	2,414,000	SM Energy Co., 6.125%, 11/15/22	2,438,140
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	320,073
		Total Oil & Gas	$18,970,239
		Oil & Gas Services - 0.3%
	860,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$866,450
	1,711,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	1,781,579
	3,449,000	FTS International, Inc., 6.25%, 5/1/22	3,388,642
		Total Oil & Gas Services	$6,036,671
		Packaging & Containers - 0.4%
EUR	2,780,000(e)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$3,163,172
	350,000(e)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	350,438
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)	2,561,500
		Total Packaging & Containers	$6,075,110
		Pharmaceuticals - 0.5%
	1,609,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	$1,621,389
	3,301,000	BioScrip, Inc., 8.875%, 2/15/21	3,292,747
	1,094,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	1,126,820
	245,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	264,600
	Principal Amount USD ($)		Value
		Pharmaceuticals - (continued)
	1,845,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	$1,913,819
		Total Pharmaceuticals	$8,219,375
		Pipelines - 0.9%
	2,860,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$2,752,750
	2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,200,000
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	393,880
	3,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,999,360
	3,617,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	3,580,830
	650,000	ONEOK, Inc., 7.5%, 9/1/23	751,214
	690,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	705,456
	1,115,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,223,611
	722,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	804,210
		Total Pipelines	$15,411,311
		Real Estate - 0.1%
	1,210,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,222,100
	872,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/1/27 (144A)	905,746
		Total Real Estate	$2,127,846
		Semiconductors - 0.3%
	4,620,000	Micron Technology, Inc., 5.5%, 2/1/25	$4,757,353
		Total Semiconductors	$4,757,353
		Telecommunications - 3.2%
	30,899,000	CenturyLink, Inc., 7.6%, 9/15/39	$27,036,625
	35,684,000	CenturyLink, Inc., 7.65%, 3/15/42	31,416,194
		Total Telecommunications	$58,452,819
		TOTAL CORPORATE BONDS
		(Cost $300,821,499)	$306,601,832
		FOREIGN GOVERNMENT BONDS - 4.2% of Net Assets
		Egpyt - 0.5%
EGP	167,150,000(f)	Egypt Treasury Bills, 2/4/20	$8,611,983
		Total Egpyt	$8,611,983
		Indonesia - 2.9%
IDR	241,787,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$17,689,239
IDR	235,041,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	17,327,223
IDR	236,353,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	17,822,691
		Total Indonesia	$52,839,153
		Mexico - 0.4%
MXN	133,813,000	Mexican Bonos, 8.0%, 12/7/23	$7,075,907
		Total Mexico	$7,075,907
		Uruguay - 0.4%
UYU	294,170,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$7,215,462
		Total Uruguay	$7,215,462
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $75,255,685)	$75,742,505
		INSURANCE-LINKED SECURITIES - 1.5% of Net Assets(g)
		Catastrophe Linked Bonds - 0.5%
		Earthquakes - California - 0.0%†
	250,000(c)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$247,375
		Earthquakes - Japan - 0.1%
	500,000(c)	Kizuna Re II, 4.29% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$492,350
	500,000(c)	Kizuna Re II, 4.915% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	494,150
	250,000(c)	Nakama Re, 4.475% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	248,275
			$1,234,775
		Earthquakes - U.S. - 0.0%†
	400,000(c)	Acorn Re, 5.151% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$395,600
		Flood - U.S. - 0.0%†
	250,000(c)	FloodSmart Re, 13.67% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$249,975
		Multiperil - U.S. - 0.1%
	250,000(c)	Kilimanjaro Re, 9.165% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$249,725
	250,000(c)	Kilimanjaro II Re, 8.081% (6 Month USD LIBOR + 572 bps), 4/21/22 (144A)	248,375
	1,100,000(c)	Kilimanjaro II Re, 8.631% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	1,094,500
	250,000(c)	Residential Reinsurance 2017, 7.955% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A)	243,550
			$1,836,150
		Multiperil - Worldwide - 0.1%
	700,000(c)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	$695,940
	550,000(c)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	549,780
	500,000(c)	Galilei Re, 11.146% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	497,750
	250,000(c)	Galilei Re, 16.376% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	246,250
			$1,989,720
		Pandemic - Worldwide - 0.0%†
	250,000	International Bank for Reconstruction & Development, 9.067% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$250,750
		Windstorm - Florida - 0.0%†
	500,000(c)	Integrity Re, 5.472% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	$497,250
	250,000(c)	Integrity Re, 6.054% (3 Month USD LIBOR + 375 bps), 6/10/22 (144A)	247,525
			$744,775
	Principal Amount USD ($)		Value
		Windstorm - Massachusetts - 0.1%
	1,500,000(c)	Cranberry Re, 4.231% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$1,480,050
		Windstorm - Texas - 0.1%
	1,000,000(c)	Alamo Re, 5.67% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$989,200
	500,000(c)	Alamo Re, 7.27% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	498,800
			$1,488,000
		Total Catastrophe Linked Bonds	$9,917,170
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.0%†
		Multiperil - Worldwide - 0.0%†
	700,000+(a)	Cypress Re 2017, 1/10/20	$60,620
	300,000+(a)	Dingle Re 2019, 2/1/20	276,317
	12,000+	Limestone Re 2016-1, 8/31/21	44,274
	12,000+	Limestone Re 2016-1, 8/31/21	44,274
	700,000+(a)	Resilience Re, 12/31/19	490
			$425,975
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)	Oakmont Re 2017, 4/15/20	$7,350
		Total Collateralized Reinsurance	$433,325
		Industry Loss Warranties - 0.0%†
		Multiperil - U.S. - 0.0%†
	250,000+	Cypress Re 2019, 1/31/20	$232,890
		Total Industry Loss Warranties	$232,890
		Reinsurance Sidecars - 1.0%
		All Natural Peril - Worldwide - 0.2%
	1,500,000+(a)	Eden Re II, 3/22/23 (144A)	$1,564,800
	1,500,000+(a)	Thopas Re 2019, 12/31/22	1,533,750
			$3,098,550
		Multiperil - U.S. - 0.1%
	700,000+(a)	Carnoustie Re 2015, 7/1/19	$2,240
	700,000+(a)	Carnoustie Re 2016, 11/30/20	18,900
	1,500,000+(a)	Carnoustie Re 2017, 11/30/21	381,300
	1,500,000+(a)	Harambee Re 2019, 12/31/22	1,517,700
			$1,920,140
		Multiperil - Worldwide - 0.7%
	600,000+(a)	Alturas Re 2019-1, 3/10/23	$617,280
	1,000,000+(a)	Alturas Re 2019-2, 3/10/22	1,010,600
	1,000,000+(a)	Arlington Re 2015, 2/1/20	48,600
	750,000+(a)	Bantry Re 2019, 12/31/22	763,277
	900,000+(a)	Berwick Re 2017-1, 2/1/20	29,790
	46,259+	Berwick Re 2018-1, 12/31/21	7,637
	1,500,000+(a)	Berwick Re 2019-1, 12/31/22	1,534,200
	750,000+(a)	Gleneagles Re 2019, 12/31/22	764,864
	648,000+(a)	Limestone Re 2019-A, 9/9/22	657,072
	476,000+(a)	Limestone Re 2019-B, 9/9/22	482,664
	1,250,000+(a)	NCM Re 2019, 12/31/22	1,281,750
	1,200,000+(a)	Pangaea Re 2015-1, 2/1/20	2,160
	2,000,000+	Pangaea Re 2015-2, 11/30/19	1,800
	1,200,000+	Pangaea Re 2016-1, 11/30/20	1,560
	1,500,000+	Pangaea Re 2017-1, 11/30/21	–
	1,250,000+(a)	Pangaea Re 2019-1, 2/1/23	1,268,125
	500,000+(a)	Sector Re V, 3/1/24 (144A)	500,000
	1,000,000+(a)	St. Andrews Re 2017-1, 2/1/20	67,800
	608,294+(a)	St. Andrews Re 2017-4, 6/1/19	59,856
	1,500,000+	Versutus Re 2017, 11/30/21	7,200
	1,600,000+(a)	Versutus Re 2019-B, 12/31/21	1,621,440
	1,500,000+(a)	Viribus Re 2019, 12/31/22	1,576,950
	600,000+(a)	Woburn Re 2019, 12/31/22	617,541
			$12,922,166
		Total Reinsurance Sidecars	$17,940,856
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $28,561,076)	$28,524,241
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTEREST - 0.0%† of Net Assets*(c)
		Metals & Mining - 0.0%†
	1	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.734% (LIBOR + 225 bps), 6/14/21	$1
		Total Metals & Mining	$1
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTEREST
		(Cost $1)	$1
	Shares		Value
		EQUITY LINKED NOTES - 19.4% of Net Assets
	153,000	BNP Paribas Issuance (Advanced Micro Devices), 21.45%, 11/26/19 (144A)	$3,464,624
	Shares		Value
		EQUITY LINKED NOTES - (continued)
	99,500(a)	BNP Paribas Issuance (Discover Financial Services), 6.73%, 10/1/19	$7,569,463
	31,500	BNP Paribas Issuance (Dollar General Corp.), 7.08%, 8/19/19 (144A)	3,510,990
	273,000	BNP Paribas Issuance (Freeport-McMoRan, Inc.), 13.1%, 4/13/20 (144A)	3,533,985
	130,000	BNP Paribas Issuance (NetApp, Inc.), 10.63%, 4/7/20	9,125,350
	82,600	BNP Paribas Issuance (Owens Corning), 9.18%, 9/5/19	4,403,406
	52,000	BNP Paribas Issuance (United Rentals, Inc.), 15.72%, 5/3/19	7,161,440
	355,000	BNP Paribas Issuance (Viacom, Inc.), Class B, 8.23%, 11/7/19 (144A)	10,692,600
	163,800(b)	BNP Paribas Issuance (Walgreens Boots Alliance, Inc.), 9.72% (N/A + 0 bps), 4/21/20 (144A)	8,893,521
	14,500	Citigroup Global Markets (Alphabet, Inc.), 6.59%, 5/10/19 (144A)	16,679,639
	3,000	Citigroup Global Markets (Baidu, Inc.), 8.73%, 6/19/19 (144A)	502,080
	249,700	Citigroup Global Markets (Bank of America Corp.), 7.28%, 6/20/19 (144A)	7,580,892
	4,500	Citigroup Global Markets (Booking Holdings, Inc.), 7.2%, 3/4/20 (144A)	8,458,740
	90,500	Citigroup Global Markets (Electronics Arts, Inc.), 10.7%, 1/14/20 (144A)	7,931,420
	93,500	Citigroup Global Markets (iQIYI, Inc.), 18.8%, 3/4/20 (144A)	2,276,725
	120,000	Citigroup Global Markets (Lowe's Cos., Inc.), 7.94%, 6/4/19 (144A)	11,492,400
	32,000	Citigroup Global Markets (Lowe's Cos., Inc.), 8.13%, 5/1/19 (144A)	3,048,781
	25,000	Citigroup Global Markets (United Rentals, Inc.), 9.55%, 5/2/19 (144A)	3,438,250
	22,000	Citigroup Global Markets (United Rentals, Inc.), 10.0%, 5/21/19 (144A)	3,088,580
	54,000	Citigroup Global Markets (United Rentals, Inc.), 10.95%, 4/27/20 (144A)	7,609,680
	3,200	Credit Suisse AG London (AP Moller-Maersk AS), 11.1%, 3/9/20	4,169,043
	20,000	Credit Suisse AG London (Chiptole Mexican Grill, Inc.), 9.4%, 5/2/19	7,590,400
	104,000	Credit Suisse AG London (Citigroup, Inc.), 6.75%, 6/5/19	7,347,548
	93,500	Credit Suisse AG London (Discover Financial Services, Inc.), 7.1%, 6/5/19	7,552,649
	179,000	Credit Suisse AG London (iQIYI, Inc.), 22.55%, 6/4/19	3,744,411
	67,800	Credit Suisse AG London (Kansas City Southern), 7.25%, 10/12/19	8,253,870
	16,500	Credit Suisse AG London (Laboratory Corp. of America Holdings), 4.5%, 6/5/19	2,639,818
	176,200	Credit Suisse AG London (Morgan Stanley), 8.1%, 10/29/19	8,459,979
	100,000	Credit Suisse AG London (National Oilwell Varco, Inc.), 8.2%, 6/5/19	2,612,350
	113,000	Credit Suisse AG London (Nucor Corp.), 8.5%, 6/19/19	6,511,399
	70,800	Credit Suisse AG London (Walgreens Boots Alliance, Inc.), 8/28/19	3,836,935
	683,200	Goldman Sachs International (CenturyLink, Inc.), 18.9%, 2/18/20	7,802,144
	10,900	Goldman Sachs International (GW Pharmaceuticals Plc), 13.1%, 8/2/19	1,782,314
	330,000	Goldman Sachs International (Micron Technology, Inc.), 14.65%, 11/12/19	13,623,060
	42,000	GS Finance Corp. (United Rentals, Inc.), 9.19%, 6/5/19	5,968,830
	30,300	JP Morgan Chase Bank NA (Baidu, Inc.), 9.22%, 5/31/19	5,080,098
	48,300	JP Morgan Structured Products (Cognizant Technology Solutions Corp.), 6.63%, 4/17/20	3,546,186
	18,750	JP Morgan Structured Products (eBay, Inc.), 6.35%, 6/14/19	727,687
	70,000	JP Morgan Structured Products (Micron Technology, Inc.), 14.51%, 5/16/19	2,990,400
	163,700	Merrill Lynch International (Morgan Stanley), 9.04%, 3/5/20	7,454,898
	28,000	Merrill Lynch International (SVB Financial Group), 10.91%, 2/5/20	6,923,840
	105,600	Merrill Lynch International (Synchrony Financial), 9.09%, 8/19/19	3,449,424
	52,000	Merrill Lynch International (United Rentals, Inc.), 12.27%, 2/7/20	6,955,780
	73,800	Merrill Lynch International (Walgreens Boots Alliance, Inc.), 8.21%, 7/12/19	4,012,137
	112,000	UBS AG (Dollar General Corp.), 7.4%, 6/5/19 (144A)	12,008,304
	68,250	UBS AG (JPMorgan Chase & Co.), 6.2%, 6/19/19	7,917,683
	45,000	UBS AG (Walgreens Boots Alliance, Inc.), 7.55%, 6/5/19 (144A)	2,412,450
	73,700	Wells Fargo & Company (AerCap Holdings NV), 8.66%, 1/16/20	3,353,350
	283,200	Wells Fargo & Company (eBay, Inc.), 9.11%, 11/12/19	8,470,512
	110,500	Wells Fargo & Company (Micron Technology, Inc.), 15.78%, 12/23/19	4,391,270
	61,000	Wells Fargo & Company (United Rentals, Inc.), 10.8%, 10/29/19	8,133,130
	205,700	Wells Fargo & Company (Viacom, Inc.), 8.6%, 8/2/19	6,142,202
	398,500	Wells Fargo & Company (Viacom, Inc.), 8.67%, 10/1/19	11,867,330
	50,000	Wells Fargo Bank National Association (Apple, Inc.), 7.81%, 2/28/20	9,194,500
	275,000(a)	Wells Fargo Bank National Association (Credit Suisse Group AG), 9.0%, 5/12/20	3,657,500
	414,000	Wells Fargo Bank National Association (iQIYI, Inc.), 20.26%, 2/6/20	8,743,680
		TOTAL EQUITY LINKED NOTES
		(Cost $352,453,928)	$349,789,677
		CLOSED-END FUNDS - 2.4% of Net Assets
GBP	475,359(a)	Dragon Capital - Vietnam Enterprise Investments, Ltd., Class C	$2,757,990
	5,177,567	Invesco Senior Income Trust	22,470,641
	3,605,783	Voya Prime Rate Trust	17,524,105
		TOTAL CLOSED-END FUNDS
		(Cost $43,685,189)	$42,752,736
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	959,816(h)	ANR, Inc.	$11,518
		Total Health Care Providers & Services	$11,518
		Household Products - 0.0%†
	15^(a)(i)	LTR Intermediate Holdings, Inc.	$–
		Total Household Products	$–
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$11,518

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTION PURCHASED - 0.0%†
18,982	EURO STOXX 50 Index	Citibank NA	EUR 1,905,549	EUR 3,594	7/19/19	$481,872
	TOTAL OVER THE COUNTER (OTC) CALL OPTION PURCHASED
	(Premiums paid $1,905,549)					$481,872
	OVER THE COUNTER (OTC) PUT OPTION PURCHASED - 0.1%
30,935	S&P 500 Index	Citibank NA	USD 3,045,041	USD 2,662	11/15/19	$1,445,481
	TOTAL OVER THE COUNTER (OTC) PUT OPTION PURCHASED
	(Premiums paid $3,045,041)					$1,445,481
	TOTAL OPTIONS PURCHASED
	(Premiums paid $4,950,590)					$1,927,353
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
	(Cost $1,750,345,668)					$1,776,547,736

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.5%
	CLOSED-END FUND - 0.5% of Net Assets
753,739	Pioneer Floating Rate Trust(j)	$ 359,183	$ –	$ (190,551)	$8,087,620
	Other securities issued by affiliated issuers not held at period end	1,548,864	(3,097,512)	51,207	–
	TOTAL CLOSED-END FUND
	(Cost $8,346,414)	$ 1,908,047	$ (3,097,512)	$ (139,344)	$8,087,620
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.5%
	(Cost $8,346,414)				$8,087,620
	OTHER ASSETS AND LIABILITIES - 1.3%				$23,906,220
	NET ASSETS - 100.0%				$1,808,541,576

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2019, the value of these securities amounted to $418,386,704, or 23.1% of net assets.

(G.D.R.)	Global Depositary Receipts.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2019.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2019.
(c)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Securities are restricted as to resale.
(h)	ANR, Inc. warrants are exercisable into 959,816 shares.
(i)	LTR Intermediate Holdings, Inc. warrants are exercisable into 15 shares.
(j)	Pioneer Floating Rate Trust is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser").

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	171,452,038	KRW	(1,752,612,917)	Bank of America NA	5/28/19	$36,138
AUD	10,995,000	USD	(7,822,254)	Citibank NA	5/24/19	(65,350)
USD	2,332,516	KRW	(2,627,835,592)	Citibank NA	5/24/19	72,984
AUD	25,060,000	NZD	(26,383,810)	Goldman Sachs International	6/26/19	56,216
COP	24,699,210,000	USD	(7,945,062)	Goldman Sachs International	5/24/19	(314,630)
NOK	63,497,389	EUR	(6,540,480)	Goldman Sachs International	5/28/19	13,636
SEK	153,928,520	EUR	(14,780,336)	Goldman Sachs International	5/15/19	(361,349)
SEK	30,542,248	EUR	(2,926,997)	Goldman Sachs International	5/28/19	(65,594)
PHP	900,048,053	USD	(17,268,103)	JPMorgan Chase Bank NA	5/21/19	93,135
USD	2,337,910	CNY	(15,735,017)	JPMorgan Chase Bank NA	7/25/19	1,827
USD	2,308,599	TWD	(70,899,392)	JPMorgan Chase Bank NA	5/24/19	10,759
JPY	173,197,775	CNY	(10,506,896)	Morgan Stanley Capital Services LLC	7/26/19	6,503
JPY	169,232,893	TWD	(47,188,257)	Societe Generale	5/28/19	(6,436)
EUR	9,903,369	USD	(11,258,990)	State Street Bank & Trust Co.	5/24/19	(124,615)
JPY	180,169,551	SGD	(2,218,777)	State Street Bank & Trust Co.	5/28/19	(10,569)
SEK	30,643,423	USD	(3,308,558)	State Street Bank & Trust Co.	5/15/19	(75,019)
USD	10,143,398	GBP	(7,679,431)	State Street Bank & Trust Co.	5/24/19	118,515
USD	2,272,379	SGD	(3,064,000)	State Street Bank & Trust Co.	5/24/19	18,343
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(595,506)

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,599	S&P 500 EMINI	6/21/19	$222,284,943	$235,732,575	$(13,447,632)
TOTAL FUTURES CONTRACTS			$222,284,943	$235,732,575	$(13,447,632)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwan Dollar
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks	$828,996,838	$–	$–		$828,996,838
Asset Backed Securities	–	48,476,973	–		48,476,973
Collateralized Mortgage Obligations	–	93,724,062	–		93,724,062
Corporate Bonds	–	306,601,832	–		306,601,832
Foreign Government Bonds	–	75,742,505	–		75,742,505
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	425,975		425,975
Windstorm - U.S. Regional	–	–	7,350		7,350
Industry Loss Warranties
Multiperil – U.S.	–	–	232,890		232,890
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	3,098,550		3,098,550
Multiperil - U.S.	–	–	1,920,140		1,920,140
Multiperil - Worldwide	–	–	12,922,166		12,922,166
All Other Insurance-Linked Securities	–	9,917,170	–		9,917,170
Senior Secured Floating Rate Loan Interests	–	1	–		1
Equity Linked Notes	–	349,789,677	–		349,789,677
Closed-End Funds	42,752,736	–	–		42,752,736
Rights/Warrants	–	11,518	–	*	11,518
Over The Counter (OTC) Call Option Purchased	–	481,872	–		481,872
Over The Counter (OTC) Put Option Purchased	–	1,445,481	–		1,445,481
Affiliated Closed-End Fund	8,087,620	–	–		8,087,620
Total Investments in Securities	$879,837,194	$886,191,091	$18,607,071		$1,784,635,356
Other Financial Instruments
Net unrealized depreciation on forward foreign currency contracts	$–	$(595,506)	$–		$(595,506)
Net unrealized depreciation on futures contracts	(13,447,632)	–	–		(13,447,632)
Total Other Financial Instruments	$(13,447,632)	$(595,506)	$–		$(14,043,138)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/18(a)	$2,455,241
Realized gain (loss)	800
Changed in unrealized appreciation (depreciation)	427,452
Accrued discounts/premiums	1,531
Purchases	17,427,121
Sales	(1,705,074)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/19	$18,607,071

(a)	Securities were classified as Corporate Bonds on the July 31, 2018 financial statements.
*
Transfers are calculated on the beginning of period value. The change in the level designation within the fair hierarchy was due to a change in classification from Corporate Bonds to Insured-Linked Securities. During the nine months ended April 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2019: $443,162.